Consolidated Statements Of Stockholders' Equity And Non Controlling Interests (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Dividends declared per share	$ 0.92	$ 0.92	$ 0.92
Number of shares issued		105,750
Issuance of shares market value per share over par		$ 23.50